UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Revenue	¥ 2,893,478	$ 448,143	¥ 6,712
Operating costs and expenses:
Cost of revenue	(2,818,901)	(436,592)	(8,600)
Sales and marketing	(5,909)	(915)	(8,040)
General and administrative	(68,501)	(10,609)	(65,249)
Service development	(9,164)	(1,419)	(17,216)
Total operating expenses	(2,902,475)	(449,535)	(99,105)
Other operating income	1,140	177	4,544
Government grant	121	19	341
Other operating expenses	(2,499)	(387)	(1,606)
Net loss on disposal of cryptocurrencies	(55,618)	(8,614)	0
Impairment of cryptocurrencies	(57,331)	(8,879)	0
Changes in fair value of derivative instrument	5,409	838	0
Operating loss from continuing operations	(117,775)	(18,238)	(89,114)
Other income, net	2,921	452	741
Interest income	636	99	4,945
Interest expense	(4,767)	(738)	0
Loss from equity method investments	(8,772)	(1,359)	(7,980)
Gain on previously held equity interest	36,142	5,598	0
Impairment of long-term investments	0	0	(33,706)
Gain from disposal of subsidiaries	1,227	190	0
Loss before income taxes	(90,388)	(13,996)	(125,114)
Income tax benefits	0	0	3,653
Net loss	(90,388)	(13,996)	(121,461)
Less: Net income (loss) attributable to the noncontrolling interests	(5,630)	(872)	1,685
Net loss attributable to BIT Mining Limited	(84,758)	(13,124)	(123,146)
Other comprehensive income (loss):
Share of other comprehensive income (loss) of an equity method investee	4,063	630	(1,973)
Reclassification into loss from equity method investments	846	131	0
Foreign currency translation gain	5,839	904	3,689
Other comprehensive income, net of tax	10,748	1,665	1,716
Comprehensive loss	(79,640)	(12,331)	(119,745)
Less: Comprehensive income (loss) attributable to non-controlling interests	(5,668)	(878)	1,685
Comprehensive loss attributable to BIT Mining Limited	¥ (73,972)	$ (11,453)	¥ (121,430)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss | (per share)	¥ (0.16)	$ (0.02)	¥ (0.29)
Losses per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)-Basic and Diluted
Net loss | (per share)	¥ (1.56)	$ (0.24)	¥ (2.86)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	542,881,582	542,881,582	430,005,930
Diluted	542,881,582	542,881,582	430,005,930